Shareholder Report, Average Annual Return (Details) 195081_Roundhill Magnificent Seven Covered Call ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Magnificent Seven Covered Call ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill Magnificent Seven Covered Call ETF NAV
Average Annual Return, Percent	29.51%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	28.90%